Significant Accounting Policies - Additional Information (Details) shares in Thousands, CAD in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 31, 2017 CAD	Dec. 31, 2016 CAD
Summary Of Significant Accounting Policies [Line Items]
Money market investments	$ 3,251		$ 3,926	$ 942
Cash	3		51		CAD 84	CAD 68
Derivative Liability (Note 3)	71		33	82
Unrealized (loss)/gain on derivatives	(37)	$ 43	$ 48	$ 1,237
Money Market Funds [Member]
Summary Of Significant Accounting Policies [Line Items]
Money market investments	$ 3,168
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			1,383	2,595
Stock Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			2,427	2,417